Post employment benefits - Fair value of pension assets (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Post employment benefits
Investment fund		€ 572	€ 580
Actual return on plan assets		238	121
Defined Benefit Pension Plan
Post employment benefits
Cash and cash equivalents		61	52
Derivatives		572	580
Assets		4,854	5,148
Defined Benefit Pension Plan | Level1 of Fair Value Hierarchy [Member]
Post employment benefits
Equity investments		471	261
Debt instruments		1,151	928
Property		17	16
Defined Benefit Pension Plan | Level 2 of fair value hierarchy [member]
Post employment benefits
Equity investments		37	293
Debt instruments		683	944
Property		313	374
Derivatives	[1]	927	1,040
Annuity policies		€ 622	€ 660

[1]	Derivatives include collateral held in the form of cash. Assets are valued using ‘level 2’ inputs under IFRS 13 ‘Fair Value Measurement’ principles and classified as unquoted accordingly.